Document And Entity Information	May 09, 2022
Document Type	8-K
Document Period End Date	May 09, 2022
Amendment Flag	false
Entity Registrant Name	Talkspace, Inc.
Entity Central Index Key	0001803901
Entity Emerging Growth Company	false
Entity File Number	001-39314
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4636604
City Area Code	212
Local Phone Number	284-7206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Title of 12(b) Security	Common stock, $0.0001 par value per
Trading Symbol	TALK
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	TALKW
Security Exchange Name	NASDAQ